Income Taxes (Taxes on Income) - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jun. 30, 2013	Jul. 01, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Effective tax rate for income from continuing operations	31.60%	31.30%	29.30%	32.60%	38.60%	37.10%	37.60%
Discrete income tax benefit, research and development tax credit	$ 2